Closed Block (Policyholder Dividend Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Closed block policyholder dividend obligation
Balance at January 1,	$ 1,771	$ 3,828	$ 2,919
Change in unrealized investment and derivative gains (losses)	1,384	(2,057)	909
Balance at December 31,	$ 3,155	$ 1,771	$ 3,828